Property and Equipment (Tables)	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Property and Equipment (Tables) [Line Items]
Schedule of property and equipment
	Useful lives	2022	2021
Telecom equipment & software	1-7 years	$2,878	$1,345
Less: accumulated depreciation		(1,231)	(816)
Net-property and equipment		$1,647	$529